Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Professional fees	$ 420,133	$ 1,092,462	$ 686,358	$ 2,407,874
Selling, general and administrative	157,723	303,247	448,445	960,904
Total operating expenses	577,856	1,395,709	1,134,803	3,368,778
Loss from operations	(577,856)	(1,395,709)	(1,134,803)	(3,368,778)
Other income:
Interest income	142,010	5,344	1,299	834,403
Change in fair value of warrant liabilities	(8,838)	67,758	5,892	153,191
Total other income (expenses)			7,191	987,594
Loss before income taxes	(444,684)	(1,322,607)	(1,127,612)	(2,381,184)
Provision for income taxes	(24,000)			(119,000)
Net loss	$ (468,684)	$ (1,322,607)	$ (1,127,612)	$ (2,500,184)
Redeemable Shares
Other income:
Weighted-average common shares outstanding, basic redeemable shares subject to redemption (in Shares)	1,252,372	5,733,920	2,789,393	5,463,799
Basic net loss per share, redeemable shares subject to redemption (in Dollars per share)	$ (0.01)	$ (0.13)	$ (0.15)	$ (0.06)
Non-Redeemable Shares
Other income:
Weighted-average common shares outstanding, basic redeemable shares subject to redemption (in Shares)	1,728,078	1,728,078	1,447,964	1,728,078
Basic net loss per share, redeemable shares subject to redemption (in Dollars per share)	$ (0.26)	$ (0.32)	$ (0.49)	$ (1.25)